Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000264391
Shareholder Report [Line Items]
Fund Name	Sphere 500 Climate Fund
Class Name	Institutional Class
Trading Symbol	SPFEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	1-844-2SPHERE
Additional Information Website	https://www.oursphere.org/fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 61,431,852
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$61,431,852
Number of Portfolio Holdings	367
Advisory Fee (net of waivers)	$0
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	0.2%
Real Estate	1.8%
Materials	2.2%
Consumer Staples	4.5%
Industrials	4.9%
Communications	10.9%
Health Care	12.0%
Consumer Discretionary	12.0%
Financials	13.0%
Technology	38.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000247983
Shareholder Report [Line Items]
Fund Name	Sphere 500 Climate Fund
Class Name	Class R6
Trading Symbol	SPFFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	1-844-2SPHERE
Additional Information Website	https://www.oursphere.org/fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$3	0.07%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%
AssetsNet	$ 61,431,852
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$61,431,852
Number of Portfolio Holdings	367
Advisory Fee (net of waivers)	$0
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	0.2%
Real Estate	1.8%
Materials	2.2%
Consumer Staples	4.5%
Industrials	4.9%
Communications	10.9%
Health Care	12.0%
Consumer Discretionary	12.0%
Financials	13.0%
Technology	38.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.